UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of principal executive offices)

 (Zip code)

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Georgetowne Long/Short Fund

ABITIBI CONSOLIDATED

Ticker Symbol:ABY	Cusip Number: 003924107
Record Date: 3/15/2004	Meeting Date: 4/29/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	NOMINEES FOR BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH

ADVANCED FIBRE COMMUNICATIONS, INC.

Ticker Symbol:AFCI	Cusip Number: 00754A105
Record Date: 3/23/2004	Meeting Date: 5/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR DIRECTORS RECOMMENDED	FOR	ISSUER	FOR	WITH
2	RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FO THE CORPORATION FOR 2004	FOR	ISSUER	FOR	WITH

ALTERA CORPORATION

Ticker Symbol:ALTR	Cusip Number: 021441100
Record Date: 3/16/2004	Meeting Date: 5/11/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AMENDMENT TO 1996 STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AMENDMENT TO 1987 EMPLOYEE STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH
4	RATIFICATION OF APPOINTMENT OF INDEPENDENT ACCOUNTANTS	AGAINST	ISSUER	FOR	AGAINST
5	STOCKHOLDER PROPOSAL TO ESTABLISH POLICY OF EXPENSING FUTURE STOCK OPTION GRANTS	AGAINST	STOCKHOLDER	AGAINST	WITH

BROADCOM CORPORATION

Ticker Symbol:BRCM	Cusip Number: 111320107
Record Date: 3/5/2004	Meeting Date: 4/29/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AMENDMENT AND RESTATEMENT OF 1998 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF INDEPENDENT AUDITORS	AGAINST	ISSUER	FOR	AGAINST

CHINA UNICOM

Ticker Symbol:CHU	Cusip Number: 16945R104
Record Date: 3/30/2004	Meeting Date: 5/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RECEIVE AND CONSIDER FINANCIAL STATEMENTS AND REPORTS OF THE DIRECTORS AND AUDITORS FOR THE YEAR ENDED 31 DECEMBER 2003	FOR	ISSUER	N/A	N/A
2	DECLARE FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER 2003	FOR	ISSUER	N/A	N/A
3a	ELECT MR. LINUS CHEUNG WING LAM AS DIRECTOR	FOR	ISSUER	N/A	N/A
3b (1)	TO ELECT MR. TONG JILU AS DIRECTOR	FOR	ISSUER	N/A	N/A
3b (2)	TO ELECT MR. ZHAO LE AS DIRECTOR	AGAINST	ISSUER	N/A	N/A
3b (3)	TO ELECT MR. LIU YUNJIE AS DIRECTOR	AGAINST	ISSUER	N/A	N/A
3b (4)	TO ELECT MR. WU JINGLIAN AS DIRECTOR	FOR	ISSUER	N/A	N/A
3b (5)	TO ELECT MR. LO WING YAN WILLIAM	AGAINST	ISSUER	N/A	N/A
3b (6)	TO ELECT MR. YE FENGPING	AGAINST	ISSUER	N/A	N/A
4	TO RE-APPOINT PRICEWATERHOUSECOOPERS AS AUDITORS AND TO AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION	AGAINST	ISSUER	N/A	N/A
5	TO APPROVE THE AMENDMENTS TO THE ARTICLES OF ASSOCIATION OF THE COMPANY	FOR	ISSUER	N/A	N/A
6	TO GRANT GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES IN THE COMPANY NOT EXCEEDING 10% OF THE AGGREGATE NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL	FOR	ISSUER	N/A	N/A
7	TO GRANT GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES IN THE COMPANY NOT EXCEEDING 20% OF THE EXISTING ISSUED SHARE CAPITAL	FOR	ISSUER	N/A	N/A
8	TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE, ALLOT AND DEAL WITH SHARES BY NUMBER OF SHARES REPURCHASED	FOR	ISSUER	N/A	N/A
3c	AUTHORIZE DIRECTORS TO FIX DIRECTORS' FEES	FOR	ISSUER	N/A	N/A

CORVIS CORPORATION

Ticker Symbol:CORV	Cusip Number: 221009103
Record Date: 3/15/2004	Meeting Date: 5/7/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF STOCK ISSUANCE	FOR	ISSUER	FOR	WITH
2	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
3	SELECTION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

GEORGIA PACIFIC CORPORATION

Ticker Symbol:GP	Cusip Number: 373298108
Record Date: 3/10/2004	Meeting Date: 5/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMENDMENT TO GEORGIA PACIFIC CORPORATION LONG-TERM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	APPROVAL OF SHORT-TERM INCENTIVE PLAN TO ASSURE FULL DEDUCTIBILITY OF AWARDS IN CONNECTION WITH INTERNAL REVENUE SERVICE	FOR	ISSUER	FOR	WITH
4	RATIFICATION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

HDFC BANK LIMITED

Ticker Symbol:HDB	Cusip Number: 40415F101
Record Date: 5/8/2004	Meeting Date: 5/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	CONSIDER AND ADOPT AUDITED BALANCE SHEET AS AT 31 MARCH, 2004 AND PROFIT AND LOSS ACCOUINT FOR THE YEAR ENDED ON THAT DATE AND REPORTS OF THE DIRECTORS AND AUDITORS	ABSTAINED	ISSUER	FOR	N/A
2	TO DECLARE DIVIDEND	ABSTAINED	ISSUER	FOR	N/A
3	TO RE-APPOINT DR. VR GADWAL AS A DIRECTOR WHO RETIRES BY ROTATION AND BEING ELIGIBLE OFFERS HIMSELF FOR RE-APPOINTMENT	ABSTAINED	ISSUER	FOR	N/A
4	TO RE-APPOINT MRS. RENU KARNAD AS A DIRECTOR WHO RETIRES BY ROTATION AND BEING ELIGIBLE OFFERS HERSELF FOR RE-APPOINTMENT	ABSTAINED	ISSUER	FOR	N/A
5	TO RE-APPOINT P.C. HANSOTIA & CO. AS AUDITORS	ABSTAINED	ISSUER	FOR	N/A
6	TO CONSIDER AND PASS RESOLUTION DECLARING THE APPOINTMENT OF MR. BOBBY PARIKH AS DIRECTOR	ABSTAINED	ISSUER	FOR	N/A
7	TO CONSIDER AND PASS RESOLUTION DECLARING THE APPOINTMENT OF MR. RANJAN KAPUR AS DIRECTOR	ABSTAINED	ISSUER	FOR	N/A
8	TO CONSIDER AND PASS RESOLUTION DECLARING THE APPOINTMENT OF MR. JAGDISH CAPOOR AS PART-TIME CHAIRMAN FOR THE PERIOD OF 3 YEARS	ABSTAINED	ISSUER	FOR	N/A
9	TO CONSIDER AND PASS RESOLUTION DECLARING THE APPOINTMENT OF MR. ADITYA PURI AS MANAGING DIRECTOR	ABSTAINED	ISSUER	FOR	N/A
10	TO CONSIDER AND PASS RESOLUTION ALLOWING BOARD TO DELIST EQUITY SHARES FROM THE AHMEDABAD STOCK EXCHANGE AT SUCH TIME AS THE BOARD MAY DECIDE	ABSTAINED	ISSUER	FOR	N/A
11	TO CONSIDER AND PASS RESLOLUTION AUTHORIZING BOARD OF DIRECTORS TO BORROW SUCH SUMS AS THEY DEEM NECESSARY OVER AND ABOVE THE AGGREGATE OF THE PAID UP CAPITAL OF THE BANK AND ITS FREE RESERVES AT ANY TIME	ABSTAINED	ISSUER	FOR	N/A

MITSUBISHI TOKYO FINANCIAL GROUP, INC.

Ticker Symbol:MTF	Cusip Number: 606816106
Record Date: 3/30/2004	Meeting Date: 6/29/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF PROPOSED APPROPRIATIONS OF RETAINED EARNINGS AND OTHER CAPITAL SURPLUS FOR THE 3RD BUSINESS TERM	FOR	ISSUER	FOR	WITH
2	PARTIAL AMENDMENTS TO TEH ARTICLES OF INCORPORATION	FOR	ISSUER	FOR	WITH
3	ELECTION OF 7 DIRECTORS	FOR	ISSUER	FOR	WITH
4	ELECTION OF ONE CORPORATE AUDITOR	FOR	ISSUER	FOR	WITH
5	GRANTING OF RETIREMENT GRATUITIES TO RETIRING DIRECTORS AND RESIGNED CORPORATE AUDITOR	AGAINST	ISSUER	FOR	AGAINST

NOMURA HOLDINGS, INC.

Ticker Symbol:NMR	Cusip Number: 65535H208
Record Date: 3/30/2004	Meeting Date: 6/25/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AMENDMENTS TO THE ARTICLES OF INCORPORATION	FOR	ISSUER	FOR	WITH
2	ISSUANCE OF STOCK ACQUISITION RIGHTS AS STOCK OPTIONS	FOR	ISSUER	FOR	WITH
3a	ELECTION OF DIRECTOR: UJIIE	FOR	ISSUER	FOR	WITH
3b	ELECTION OF DIRECTOR: KOGA	FOR	ISSUER	FOR	WITH
3c	ELECTION OF DIRECTOR: TODA	FOR	ISSUER	FOR	WITH
3d	ELECTION OF DIRECTOR: INANO	FOR	ISSUER	FOR	WITH
3e	ELECTION OF DIRECTOR: KUMANO	FOR	ISSUER	FOR	WITH
3f	ELECTION OF DIRECTOR: SHIBATA	FOR	ISSUER	FOR	WITH
3g	ELECTION OF DIRECTOR: KUBORI	FOR	ISSUER	FOR	WITH
3h	ELECTION OF DIRECTOR: TSUJI	FOR	ISSUER	FOR	WITH
3i	ELECTION OF DIRECTOR: NOMURA	FOR	ISSUER	FOR	WITH
3j	ELECTION OF DIRECTOR: TAJIKA	FOR	ISSUER	FOR	WITH
3k	ELECTION OF DIRECTOR: SHIGEMUNE	FOR	ISSUER	FOR	WITH

SINOPEC BEIJING PETROCHEMICAL COMPANY LIMITED

Ticker Symbol:BYH	Cusip Number: 82935N107
Record Date: 5/7/2004	Meeting Date: 6/18/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
G1	TO CONSIDER AND APPROVE THE 2003 REPORT OF THE BOARD OF DIRECTORS OF THE COMPANY	ABSTAINED	ISSUER	FOR	N/A
G2	TO CONSIDER AND APPROVE THE 2003 REPORT OF THE BOARD OF SUPERVISORS OF THE COMPANY	ABSTAINED	ISSUER	FOR	N/A
G3	TO CONSIDER AND APPROVE THE AUDITED FINANCIAL STATEMENTS OF THE COMPANY FOR THE YEAR ENDED 31 DECEMBER 2003	ABSTAINED	ISSUER	FOR	N/A
G4	TO CONSIDER AND APPROVE THE PROPOSED PROFIT APPROPRIATION PLAN OF THE COMPANY FOR 2003	ABSTAINED	ISSUER	FOR	N/A
G5	TO DETERMINE THE REMUNERATION OF THE DIRECTORS AND SUPERVISORS OF THE COMPANY FOR 2004	ABSTAINED	ISSUER	FOR	N/A
G6	TO CONSIDER AND APPROVE THE APPOINTMENT OF KPMG AND KPMG HAUZHEN AS THE COMPANY'S DOMESTIC AND INTERNATIONAL AUDITORS FOR THE FISCAL YEAR 2004 AND TO AUTHORIZE THE BOARD TO DETERMINE THEIR REMUNERATION	ABSTAINED	ISSUER	FOR	N/A
G7	TO TRANSACT ANY FURTHER BUSINESS IF NECESSARY	ABSTAINED	ISSUER	FOR	N/A
S1	TO CONSIDER AND APPROVE THE AMENDMENTS TO THE ARTICLES OF ASSOCIATION OF THE COMPANY IN ACCORDANCE WITH APPENDIX 3 OF THE RULES GOVERNING THE LISTING OF SECURITIES ON THE STOCK EXCHANGE OF HONG KONG LIMITED	ABSTAINED	ISSUER	FOR	N/A

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

* Paul K. Hoffmeister

President, Chairman, CFO, Treasurer and Secretary

Date: August 31, 2004

*Print the name and title of each signing officer under his or her signature.